Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party transaction, other		$ 0	$ 0
EVERSANA | Leana Wood
Related Party Transaction [Line Items]
Related party certain marketing cost		400,000	0
DermTech Operations | Michael Dobak
Related Party Transaction [Line Items]
Related party certain marketing cost		$ 20,000	$ 0
DermTech Operations | Michael Dobak | Maximum
Related Party Transaction [Line Items]
Related party certain marketing cost	$ 100,000